Summary Of Significant Accounting Policies (Schedule Of Weighted Average Units Outstanding) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Class Of Stock [Line Items]
Weighted average units outstanding - Basic and Diluted					26,143,719	24,171,510
Weighted average units outstanding during period - Basic	28,789,885	23,829,650	29,306,632	23,790,652
Weighted average units outstanding during period	28,789,885	24,205,102	29,306,632	23,790,652
Common Class A [Member]
Class Of Stock [Line Items]
Weighted average units outstanding - Basic and Diluted					933,613	483,564
Weighted average units outstanding during period - Basic	484,505	484,370	1,046,638	484,383
Weighted average units outstanding during period	484,505	484,370	1,046,638	484,383
Common Class B [Member]
Class Of Stock [Line Items]
Weighted average units outstanding - Basic and Diluted					25,210,106	23,687,946
Weighted average units outstanding during period - Basic	28,305,380	23,345,280	28,259,994	23,306,269
Weighted average units outstanding during period	28,305,380	23,720,732	28,259,994	23,306,269